SHARE BASED COMPENSATION (Details)		1 Months Ended		12 Months Ended
	Oct. 10, 2014	Aug. 31, 2014 shares	Aug. 31, 2009 shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥) ¥ / shares	Jul. 31, 2009 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of vesting increments		5
Options granted				0	0
Market value of ordinary shares | (per share)					$ 5.62			¥ 39.31
Intrinsic value of options exercised | ¥				¥ 54,032,828		¥ 3,057,319	¥ 110,973,732
Unrecognized share-based compensation expense | ¥								¥ 1,263,892
Unrecognized share-based compensation expense, weighted-average recognition period				1 year 8 months 15 days	1 year 8 months 15 days
Cash received from the exercise of share options				¥ 38,245,122	$ 5,493,568	¥ 44,275,858	¥ 69,929,453
Stock Options | Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of vesting increments	5
2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares that may be issued		12,796,745
Contractual life		10 years
2009 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares that may be issued									9,325,122
Contractual life			7 years
2009 Plan | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted			953,200
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			36 months